Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASHFLOWS FROM OPERATING ACTIVITIES:
Net loss			$ (77,638,000)	$ (35,763,000)	$ (53,251,000)	$ (28,649,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense			3,675,000	1,136,000	1,754,000	688,000
Gain on disposal of property and equipment			(5,000)	0	(15,000)	0
Stock-based compensation expense			1,292,000	442,000	659,000	430,000
Noncash interest expense			738,000	291,000	588,000	30,000
Change in fair value of warrant liabilities			1,343,000	8,000	22,000	(5,000)
Changes in operating assets and liabilities:
Prepaid expenses and other assets			(919,000)	(1,020,000)	(1,489,000)	(359,000)
Other non-current assets					0	(168,000)
Accounts payable			1,276,000	1,188,000	1,172,000	506,000
Accrued expenses and other liabilities			3,349,000	1,330,000	1,904,000	1,666,000
Accrued interest					(83,000)	0
Deferred rent			(68,000)	482,000	477,000	225,000
Deferred revenue			(284,000)	1,935,000	1,663,000	0
Net cash used in operating activities			(67,241,000)	(29,971,000)	(46,599,000)	(25,636,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment			(11,362,000)	(7,502,000)	(10,047,000)	(1,896,000)
Net cash used in investing activities			(11,362,000)	(7,502,000)	(10,047,000)	(1,896,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock option exercises			105,000	34,000	37,000	6,000
Proceeds from Convertible debt				16,775,000	16,775,000	0
Payment of issuance costs			(392,000)	(134,000)	(134,000)	0
Proceeds from tenant improvement allowance			0	1,250,000	1,250,000	0
Principal payments on tenant improvement allowance and note payable					(304,000)	(667,000)
Principal payments on capital lease obligations					(632,000)	(168,000)
Proceeds from secured debt, net of issuance costs and security deposits			10,360,000	0
Proceeds from secured term loan, net of issuance costs			9,961,000	0
Principal payments on debt and capital lease obligation			(1,558,000)	(742,000)
Payment of deferred offering costs			(492,000)	0
Net cash provided by financing activities			18,376,000	126,039,000	125,848,000	13,316,000
Net Change in Cash			(60,227,000)	88,566,000	69,202,000	(14,216,000)
Cash — Beginning of period			95,068,000	25,916,000	25,916,000
Cash — End of period	$ 114,432,000	$ 95,068,000	34,754,000	114,432,000	95,068,000	25,916,000
Cash, cash equivalents and restricted cash at beginning of year			95,148,000	25,946,000	25,946,000	40,162,000
Cash, cash equivalents and restricted cash at end of year	114,512,000	95,148,000	34,921,000	114,512,000	95,148,000	25,946,000
SUPPLEMENTAL DISCLOSURE OF CASH-FLOW INFORMATION:
Cash paid for interest			551,000	303,000	376,000	287,000
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Property and equipment included in accrued expenses and accounts payable			1,296,000	1,379,000	3,562,000	319,000
Property and equipment acquired under capital lease			0	934,000	934,000	1,075,000
Settlement of prior year accrued expenses through issuance of common stock					0	173,000
Non Cash secured financing issuance costs			370,000	357,000
Deferred financing costs in accrued expenses and accounts payable			2,097,000	0
Debt issuance costs in accounts payable			141,000	0
Environmental Impact Acquisition Corp [Member]
CASHFLOWS FROM OPERATING ACTIVITIES:
Net loss	(878)	(2,528)	(3,508,199)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on issuance of private warrants			1,272,500
Change in fair value of warrant liabilities			(1,840,000)
Transaction costs incurred in connection with warrants			50,179
Interest earned on marketable securities held in Trust Account			(8,746)
Changes in operating assets and liabilities:
Prepaid expenses			(698,309)
Accrued expenses	878	2,528	3,015,261
Net cash used in operating activities		0	(1,717,314)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment of cash in Trust Account			(207,000,000)
Net cash used in investing activities			(207,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of Units, net of underwriting discounts paid			206,750,000
Proceeds from issuance of Class B common stock to Sponsor	25,000	25,000
Proceeds from sale of Private Placements Warrants			2,000,000
Proceeds from sale of Unit Purchase Option			6,000
Proceeds from promissory note — related party	27,450	180,632	500,000
Repayment of promissory note — related party			(300,000)
Payment of issuance costs	(27,450)	(48,784)	(237,197)
Net cash provided by financing activities	25,000	156,848	208,718,803
Net Change in Cash	25,000	156,848	1,489
Cash — Beginning of period	0	0	156,848
Cash — End of period	25,000	156,848	158,337	25,000	156,848
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Offering costs included in accrued offering costs	38,243		118,569
Initial classification of warrant liability			$ 15,181,000
Deferred offering costs included in accrued offering costs		12,875
Deferred offering costs paid through promissory note — related party	$ 81,125	$ 119,368
Series C Redeemable Convertible Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of issuance costs						(30,000)
Proceeds from issuance of Series preferred stock					0	14,175,000
Series D Redeemable Convertible Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of issuance costs				(186,000)	(186,000)	0
Proceeds from issuance of Series preferred stock				$ 109,042,000	109,042,000	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non Cash Series D issuance costs					$ 357,000	$ 0